SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998 FOR THE LORD ABBETT GLOBAL FUND, INC.
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SUPPLEMENT EFFECTIVE DATE:  JUNE 8, 1998



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                                                                      FUND
                                                                         FACTS
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Lord Abbett

   Global Fund
Income Series

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A globally-diversified mutual fund seeking high current income

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Lord Abbett Global Fund -- Income Series
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INVESTMENT OBJECTIVE: Lord Abbett Global Fund - Income Series is a mutual fund designed to provide current income using high-quality bonds from around the world.

How the Series(1) Compares Against Inflation:

Growth of $10,000: 9/30/88(2) - 12/31/97


       LORD ABBETT GLOBAL FUND-INCOME SERIES   INFLATION (CONSUMER PRICE
                                                  INDEX)
9/30/98        9525                               10000
1988             9659                               10058
1989             11950                              11169
1990             13662                              11511
1991             14449                              11845
1992             16007                              12170
1993             15463                              12496
1994             18224                              12813
1995             19339                              13239
1996             20158                              13464

Lord Abbett Global Fund - Income Series           $20,158

Inflation (Consumer Price Index)                  $13,464

The Income Series' Average Annual Rate of Total Return Since Inception: 7.9%

(1) Total return is the percent change in value, assuming the reinvestment of all distributions. The maximum sales charge of 4.75%, applicable to Class A share investments under $100,000, has been deducted from the Series investment. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Fund's current prospectus.

(2)   The Series commenced operations 9/30/88.

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AVERAGE ANNUAL RETURNS:

Average annual compounded returns at the Class A share maximum 4.75% sales charge for periods ending 12/31/97:

         1 year             5 years             Life of Series
         -0.70%             +5.85%              +7.87%

SEC yield for the 30 days ended 12/31/97 was 4.13%.

Past performance is not an indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
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The Fund's Investor Advantage
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o     One portfolio that combines high-quality foreign and domestic bonds;

o The opportunity to increase potential returns, as well as the added benefit of a diversified portfolio;

o The investment management skills of Lord Abbett's staff of global bond specialists.

Minimum Initial Investment:

      $1,000; $250 for IRAs

Quotron Symbols:

      A Shares - LAGIX
      B Shares - LAIBX*
      C Shares - GBLAX

* Proposed.

Monthly Dividends:

May be taken in cash or reinvested in additional shares at net asset value.

The Fund's Investment Strategy

Our team of fixed-income professionals (who average 13 years of industry experience) works to identify good value relative to risk by:

o Analyzing economic factors, such as currency fluctuations, inflation and interest-rate trends in the world's major bond markets;

o Performing extensive research in an effort to uncover undervalued securities poised to perform well in the environment we anticipate;

o Monitoring individual market movements and assessing their impact in the global arena.

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The Fund's Manager
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"Many factors contribute to successful global money management: solid research, access to timely information and a firm grasp of individual country dynamics."

The Series utilizes a team to manage the Income Series. The team is led by Zane
E. Brown, Partner and Director of Fixed Income. Mr. Brown has over 22 years of experience managing bonds.

[PHOTO OMITTED]

Zane E. Brown
Partner and Director of Fixed Income

The Fund's Performance

Lord Abbett Global Fund - Income Series' performance matched Morningstar's Average of World Bond Funds for the 5 years ending December 31, 1997:

Average Annual Total Returns

   [The following table was depicted as a bar chart in the printed material.]

      Lord Abbett Global Fund -
      Income Series(3)                  6.9%

      Morningstar Average of
      World Bond Funds                  6.9%

Value Line Mutual Fund Survey says: "(The Fund's) good yield coupled with its low volatility make this offering appropriate for conservative investors seeking income from foreign markets."(4)

(3) Fund performance is at net asset value for Class A shares. For performance at the maximum 4.75% sales charge applicable to Class A share investments, see Average Annual Returns.

(4)   September 16, 1997 issue.

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Portfolio Profile
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When you invest in the Series, you become an owner of a diversified portfolio that invests in bonds throughout the world. Below is a snapshot of the portfolio+ as of 12/31/97:

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Country Diversification
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   [The following table was depicted as a pie chart in the printed material.]

         United States .................50.2%
         Canada ........................ 2.2%
         Europe ........................45.4%
         Pacific Rim ................... 2.2%

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Quality
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   [The following table was depicted as a pie chart in the printed material.]

         AAA ...........................93.6%
         AA ............................ 1.9%
         BBB ........................... 4.5%

+ Figures are unaudited.
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The Fund's Investment Manager
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LORD, ABBETT & CO.

o     Experienced Management

      Founded in 1929, Lord, Abbett & Co. was one of the nation's first mutual fund managers. Lord Abbett manages over $25 billion in a family of mutual funds and separately-managed accounts.

o     A Complete Family

      The Lord Abbett Family of Funds consists of 28 mutual funds.

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Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices. Series shares are neither insured nor guaranteed by any government or government agency. The Series purchases short- and intermediate-term high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset value of shares of the Series as the market value of the premium securities decreases over time. For more complete information about any Lord Abbett mutual fund, such as Lord Abbett Global Fund - Income Series, including charges and expenses, call your investment professional or Lord Abbett Distributor llc at 800-874-3733 for a prospectus. An investor should read the prospectus carefully before investing. If used after 3/31/98, this piece must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Numbers to Keep Handy

For Shareholder Account
or Statement Inquiries:     800-821-5129

For Literature:             800-874-3733

For More Information:       800-426-1130

Visit Our Web Site:         http://www.lordabbett.com

[LOGO](R)  LORD, ABBETT & CO.
           Investment Management

A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
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The GM Building o 767 Fifth Avenue o New York, NY 10153-0203 o 800-426-1130


                                                                    LAG-121-1297
                                                                          (2/98)